Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)
Summarized unaudited quarterly financial data is presented below.

	First	Second	Third	Fourth	Total
	(In millions, except per unit data)
2014:
Revenues	$723.0	$927.2	$855.0	$995.2	$3,500.4
Operating income	$74.5	$93.4	$90.5	$100.7	$359.1
Net income attributable to the EnLink Midstream Partners, LP	$49.3	$62.7	$65.0	$69.8	$246.8
General partner interest in net income	$6.1	$24.4	$24.5	$19.6	$74.6
Limited partners' interest in net income attributable to EnLink Midstream Partners, LP	$7.7	$38.3	$40.5	$50.2	$136.7
Income per limited partner unit-basic	$0.03	$0.17	$0.18	$0.21	$0.59
Income per limited partner unit-diluted	$0.03	$0.17	$0.18	$0.21	$0.59
2013:
Revenues	$526.9	$588.0	$578.2	$602.8	$2,295.9
Operating income	$35.9	$42.6	$48.1	$44.7	171.3
Net income attributable to EnLink Midstream Partners, LP	$29.4	$32.8	$30.3	$23.0	$115.5